Short-Term Borrowings - Summary of Short-Term Borrowings (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Abstract]
Federal statutory rate	21.00%	35.00%	35.00%